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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 28-11692
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman          Northbrook, IL      11/12/10.
   -------------------------------    ----------------   -------------
            [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          38
                                        --------------------

Form 13F Information Table Value Total:       173,790
                                        --------------------
                                            (thousands)

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                             TITLE OF            VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
     --------------            -----    -----   --------    -------   ---  ----  ----------  --------    ----     ------  ----
ACCELRYS INC                   COM    00430U103    11,316  1,625,928  SH            SOLE               1,625,928     0      0
ACCELRYS INC                   COM    00430U103       346     49,723  SH           OTHER                  49,723     0      0
AMBASSADORS GROUP INC          COM    023177108     7,507    662,034  SH            SOLE                 662,034     0      0
AMBASSADORS GROUP INC          COM    023177108       248     21,832  SH           OTHER                  21,832     0      0
ANGIODYNAMICS INC              COM    03475V101     9,977    654,652  SH            SOLE                 654,652     0      0
ANGIODYNAMICS INC              COM    03475V101       301     19,746  SH           OTHER                  19,746     0      0
BALCHEM CORP                   COM    057665200    18,811    609,569  SH            SOLE                 609,569     0      0
BALCHEM CORP                   COM    057665200       488     15,825  SH           OTHER                  15,825     0      0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702     2,617     31,650  SH            SOLE                  31,650     0      0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702       105      1,275  SH           OTHER                   1,275     0      0
CARDIONET INC                  COM    14159L103     1,398    310,030  SH            SOLE                 310,030     0      0
CARDIONET INC                  COM    14159L103        51     11,300  SH           OTHER                  11,300     0      0
LIQUIDITY SERVICES INC         COM    53635B107    18,702  1,168,166  SH            SOLE               1,168,166     0      0
LIQUIDITY SERVICES INC         COM    53635B107       516     32,250  SH           OTHER                  32,250     0      0
MKS INSTRUMENT INC             COM    55306N104     2,981    165,791  SH            SOLE                 165,791     0      0
MKS INSTRUMENT INC             COM    55306N104       110      6,100  SH           OTHER                   6,100     0      0
MARTEK BIOSCIENCES CORP        COM    572901106       801     35,400  SH            SOLE                  35,400     0      0
MARTEK BIOSCIENCES CORP        COM    572901106        11        500  SH           OTHER                     500     0      0
MERCURY COMPUTER SYS           COM    589378108       247     20,500  SH            SOLE                  20,500     0      0
MERCURY COMPUTER SYS           COM    589378108         6        500  SH           OTHER                     500     0      0
MINERALS TECHNOLOGIES INC      COM    603158106     2,965      50325  SH            SOLE                  50,325     0      0
MINERALS TECHNOLOGIES INC      COM    603158106       106      1,800  SH           OTHER                   1,800     0      0
NVE CORP                     COM NEW  629445206    19,096    443,785  SH            SOLE                 443,785     0      0
NVE CORP                     COM NEW  629445206       577     13,400  SH           OTHER                  13,400     0      0
ORION MARINE GROUP INC         COM    68628V308     6,016    484,800  SH            SOLE                 484,800     0      0
ORION MARINE GROUP INC         COM    68628V308       177     14,300  SH           OTHER                  14,300     0      0
PURECYCLE CORP               COM NEW  746228303     5,708  2,038,696  SH            SOLE               2,038,696     0      0
PURECYCLE CORP               COM NEW  746228303       128     45,805  SH           OTHER                  45,805     0      0
REPLIGEN CORP                  COM    759916109     2,831    837,531  SH            SOLE                 837,531     0      0
REPLIGEN CORP                  COM    759916109        88     26,168  SH           OTHER                  26,168     0      0
SCIENTIFIC LEARNING CORP       COM    808760102    24,169  5,132,555  SH            SOLE               5,132,555     0      0
SCIENTIFIC LEARNING CORP       COM    808760102       218     46,355  SH           OTHER                  46,355     0      0
SURMODICS INC                  COM    868873100     7,483    627,808  SH            SOLE                 627,808     0      0
SURMODICS INC                  COM    868873100       294     24,661  SH           OTHER                  24,661     0      0
UNIVERSAL TECHNICAL INST INC   COM    913915104    10,241    523,811  SH            SOLE                 523,811     0      0
UNIVERSAL TECHNICAL INST INC   COM    913915104       395     20,229  SH           OTHER                  20,229     0      0
WEBSENSE INC                   COM    947684106    16,263    916,733  SH            SOLE                 916,733     0      0
WEBSENSE INC                   COM    947684106       496     27,950  SH           OTHER                  27,950     0      0